Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Accumulated Other Comprehensive Income

	Unrealized Foreign Currency Translation Gains (Losses)	Foreign Exchange Gain (Loss) on Net Investment Hedge	Tax Benefit Related to Net Investment Hedge of Long-Term Debt	Accumulated Other Comprehensive Income
December 31, 2020	$483,657	$(351,474)	$5,398	$137,581
Other comprehensive income (loss)	(11,256)	8,455	—	(2,801)
December 31, 2021	472,401	(343,019)	5,398	134,780
Other comprehensive income (loss)	106,669	(81,735)	—	24,934
December 31, 2022	$579,070	$(424,754)	$5,398	$159,714